ALAC Separate Account 1
Financial Statements
As of and for the year ended December 31, 2021

ALAC Separate Account 1
Index to the Financial Statements
As of and for the year ended December 31, 2021

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Athene Annuity and Life Company and the Contract Owners of ALAC Separate Account 1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ALAC Separate Account 1 indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ALAC Separate Account 1 as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Mid Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Investment Grade Bond Portfolio (1)	Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio (1)
The Alger Funds Small Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Government Money Market Portfolio (1)	Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio (1)
Fidelity Variable Insurance Products Asset Manager Portfolio (1)	T. Rowe Price Equity Series, Inc. International Stock Portfolio (1)	PIMCO Variable Insurance Trust High Yield Portfolio (1)
Fidelity Variable Insurance Products Contrafund Portfolio (1)	T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio (1)	PIMCO Variable Insurance Trust Real Return Portfolio (1)
Fidelity Variable Insurance Products Equity-Income Portfolio (1)	VanEck VIP Trust Global Hard Assets Fund (1)	Royce Capital Fund Micro-Cap Portfolio (1)
Fidelity Variable Insurance Products Growth Portfolio (1)	Pioneer Investments Pioneer Fund VCT Portfolio (1)	First Eagle Investment Management Overseas Variable Fund (1)
Fidelity Variable Insurance Products Index 500 Portfolio (1)	Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio (1)
(1) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity and Life Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ALAC Separate Account 1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ALAC Separate Account 1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2022

We have served as the auditor of one or more of the subaccounts of ALAC Separate Account 1 since 2012.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2021

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$2,372,426	$1,165,444	$464,925	$5,197,720	$2,597,044
Total Assets	$2,372,426	$1,165,444	$464,925	$5,197,720	$2,597,044

Net assets in the accumulation period	$2,372,426	$1,165,444	$464,925	$5,197,720	$2,597,044
Net assets	$2,372,426	$1,165,444	$464,925	$5,197,720	$2,597,044

Accumulation unit value	$90.724	$52.185	$40.783	$120.513	$58.323
Accumulation units outstanding	26,150	22,333	11,400	43,130	44,529

Shares of mutual funds owned	106,962	41,802	25,364	95,634	99,313

Investments, at cost	$2,244,514	$1,100,517	$383,664	$3,027,565	$2,209,606
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2021

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$3,695,363	$6,505,922	$617,923	$777,468	$1,475,891	$234,689
Total Assets	$3,695,363	$6,505,922	$617,923	$777,468	$1,475,891	$234,689

Net assets in the accumulation period	$3,695,363	$6,505,922	$617,923	$777,468	$1,475,891	$234,689
Net assets	$3,695,363	$6,505,922	$617,923	$777,468	$1,475,891	$234,689

Accumulation unit value	$93.428	$89.082	$25.816	$12.393	$27.454	$16.737
Accumulation units outstanding	39,553	73,033	23,936	62,732	53,758	14,022

Shares of mutual funds owned	36,077	13,894	46,286	777,468	92,186	47,798

Investments, at cost	$2,227,211	$2,306,163	$594,356	$777,468	$1,396,513	$236,014
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2021

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$150,095	$1,284,503	$2,343,364	$675,091	$1,016,486
Total Assets	$150,095	$1,284,503	$2,343,364	$675,091	$1,016,486

Net assets in the accumulation period	$150,095	$1,284,503	$2,343,364	$675,091	$1,016,486
Net assets	$150,095	$1,284,503	$2,343,364	$675,091	$1,016,486

Accumulation unit value	$31.031	$86.662	$52.858	$82.550	$83.668
Accumulation units outstanding	4,837	14,822	44,333	8,178	12,149

Shares of mutual funds owned	5,641	64,874	67,145	45,707	38,532

Investments, at cost	$131,364	$1,106,528	$1,758,051	$442,858	$929,808
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2021

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$427,545	$396,828	$126,919	$192,280
Total Assets	$427,545	$396,828	$126,919	$192,280

Net assets in the accumulation period	$427,545	$396,828	$126,919	$192,280
Net assets	$427,545	$396,828	$126,919	$192,280

Accumulation unit value	$28.378	$48.882	$26.901	$25.959
Accumulation units outstanding	15,066	8,118	4,718	7,407

Shares of mutual funds owned	10,599	10,716	15,985	13,744

Investments, at cost	$267,821	$184,249	$120,371	$179,454
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2021

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$—	$7,408	$3,343	$47,494
Expenses
Mortality and expense and administration charges	38,167	19,336	6,616	70,532	35,005
Net investment income (loss)	(38,167)	(19,336)	792	(67,189)	12,489

Realized gain on investments
Net realized gain on sale of fund shares	286,881	142,898	20,050	431,009	41,185
Capital gains distributions	838,773	385,656	2,533	623,281	276,603
Net realized gain on investments	1,125,654	528,554	22,583	1,054,290	317,788

Net change in unrealized appreciation (depreciation)
on investments	(988,236)	(602,049)	16,424	182,543	183,842
Net increase (decrease) in net assets
resulting from operations	$99,251	$(92,831)	$39,799	$1,169,644	$514,119
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2021

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$76,854	$13,007	$88	$8,984	$3,590
Expenses
Mortality and expense and administration charges	53,727	87,280	8,963	12,243	22,821	3,726
Net investment income (loss)	(53,727)	(10,426)	4,044	(12,155)	(13,837)	(136)

Realized gain on investments
Net realized gain on sale of fund shares	561,412	672,474	4,245	—	33,710	177
Capital gains distributions	821,773	47,024	17,173	—	99,254	1,433
Net realized gain on investments	1,383,185	719,498	21,418	—	132,964	1,610

Net change in unrealized appreciation (depreciation)
on investments	(576,535)	778,623	(38,623)	—	(113,641)	(4,792)
Net increase (decrease) in net assets
resulting from operations	$752,923	$1,487,695	$(13,161)	$(12,155)	$5,486	$(3,318)
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2021

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$674	$3,771	$—	$—	$9,503
Expenses
Mortality and expense and administration charges	2,190	16,640	35,392	9,740	14,813
Net investment income (loss)	(1,516)	(12,869)	(35,392)	(9,740)	(5,310)

Realized gain on investments
Net realized gain on sale of fund shares	2,744	8,252	117,485	60,566	11,840
Capital gains distributions	—	92,663	352,792	29,279	2,862
Net realized gain on investments	2,744	100,915	470,277	89,845	14,702

Net change in unrealized appreciation (depreciation)
on investments	23,711	188,733	(266,558)	97,403	24,228
Net increase (decrease) in net assets
resulting from operations	$24,939	$276,779	$168,327	$177,508	$33,620
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2021

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$1,496	$5,615	$11,282
Expenses
Mortality and expense and administration charges	7,565	5,429	1,756	3,168
Net investment income (loss)	(7,565)	(3,933)	3,859	8,114

Realized gain on investments
Net realized gain on sale of fund shares	114,428	21,864	291	4,709
Capital gains distributions	46,909	7,651	—	—
Net realized gain on investments	161,337	29,515	291	4,709

Net change in unrealized appreciation (depreciation)
on investments	(89,231)	50,198	(1,392)	(3,427)
Net increase (decrease) in net assets
resulting from operations	$64,541	$75,780	$2,758	$9,396
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	2,157,378	1,185,973	541,418	4,473,664	2,707,540
Changes from 2020 operations
Net investment income (loss)	(32,222)	(5,343)	467	(51,773)	6,363
Net realized gain (loss) on investments	435,677	191,455	3,140	225,453	94,292
Net change in unrealized appreciation
(depreciation) on investments	764,876	492,263	58,692	972,903	(24,965)
Net increase (decrease) in net assets
resulting from operations	1,168,331	678,375	62,299	1,146,583	75,690
Contract transactions
Deposits	1,229	1,171	39	2,480	2,341
Surrenders and death benefits	(323,518)	(264,321)	(70,413)	(492,473)	(519,810)
Contract maintenance charges	(362)	(186)	(110)	(744)	(399)
Other transfers between sub-accounts,
including fixed interest account	(91,661)	(31,009)	22,529	(152,033)	(3,184)
Net increase (decrease) in net assets
resulting from contract transactions	(414,312)	(294,345)	(47,955)	(642,770)	(521,052)
Total increase (decrease) in net assets	754,019	384,030	14,344	503,813	(445,362)
Net assets at December 31, 2020	$2,911,397	$1,570,003	$555,762	$4,977,477	$2,262,178
Changes from 2021 operations
Net investment income (loss)	(38,167)	(19,336)	792	(67,189)	12,489
Net realized gain on investments	1,125,654	528,554	22,583	1,054,290	317,788
Net change in unrealized appreciation (depreciation)
on investments	(988,236)	(602,049)	16,424	182,543	183,842
Net increase (decrease) in net assets
resulting from operations	99,251	(92,831)	39,799	1,169,644	514,119
Contract transactions
Deposits	4,216	1,116	—	5,038	5,217
Surrenders and death benefits	(580,471)	(272,852)	(83,610)	(692,712)	(133,891)
Contract maintenance charges	(345)	(165)	(96)	(633)	(373)
Other transfers between sub-accounts,
including fixed interest account	(61,622)	(39,827)	(46,930)	(261,094)	(50,206)
Net decrease in net assets
resulting from contract transactions	(638,222)	(311,728)	(130,636)	(949,401)	(179,253)
Total increase (decrease) in net assets	(538,971)	(404,559)	(90,837)	220,243	334,866
Net assets at December 31, 2021	$2,372,426	$1,165,444	$464,925	$5,197,720	$2,597,044
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	$3,301,252	$5,589,520	$979,758	$935,506	$2,226,402	$218,920
Changes from 2020 operations
Net investment income (loss)	(46,499)	17,957	4,321	(10,144)	(16,414)	1,557
Net realized gain (loss) on investments	507,446	359,539	30,835	—	90,348	6
Net change in unrealized appreciation
(depreciation) on investments	802,689	492,779	28,433	—	110,344	6,762
Net increase (decrease) in net assets
resulting from operations	1,263,636	870,275	63,589	(10,144)	184,278	8,325
Contract transactions
Deposits	2,575	3,869	893	953	129	—
Surrenders and death benefits	(301,294)	(519,622)	(152,513)	(227,846)	(630,091)	(44,063)
Contract maintenance charges	(734)	(814)	(147)	(167)	(136)	(40)
Other transfers between sub-accounts,
including fixed interest account	(88,640)	92,273	(232,499)	218,925	(121,616)	91,497
Net increase (decrease) in net assets
resulting from contract transactions	(388,093)	(424,294)	(384,266)	(8,135)	(751,714)	47,394
Total increase (decrease) in net assets	875,543	445,981	(320,677)	(18,279)	(567,436)	55,719
Net assets at December 31, 2020	$4,176,795	$6,035,501	$659,081	$917,227	$1,658,966	$274,639
Changes from 2021 operations
Net investment income (loss)	(53,727)	(10,426)	4,044	(12,155)	(13,837)	(136)
Net realized gain on investments	1,383,185	719,498	21,418	—	132,964	1,610
Net change in unrealized appreciation (depreciation)
on investments	(576,535)	778,623	(38,623)	—	(113,641)	(4,792)
Net increase (decrease) in net assets
resulting from operations	752,923	1,487,695	(13,161)	(12,155)	5,486	(3,318)
Contract transactions
Deposits	5,526	6,802	998	3,818	3,000	—
Surrenders and death benefits	(822,231)	(706,233)	(48,636)	(1,389,539)	(193,119)	(26,458)
Contract maintenance charges	(657)	(720)	(106)	(110)	(114)	(29)
Other transfers between sub-accounts,
including fixed interest account	(416,993)	(317,123)	19,747	1,258,227	1,672	(10,145)
Net decrease in net assets
resulting from contract transactions	(1,234,355)	(1,017,274)	(27,997)	(127,604)	(188,561)	(36,632)
Total increase (decrease) in net assets	(481,432)	470,421	(41,158)	(139,759)	(183,075)	(39,950)
Net assets at December 31, 2021	$3,695,363	$6,505,922	$617,923	$777,468	$1,475,891	$234,689
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	VanEck VIP			Royce Capital	First Eagle
	Trust	Pioneer Investments		Fund	Inv Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2019	$262,722	$967,513	$1,971,172	$715,435	$1,193,056
Changes from 2020 operations
Net investment income (loss)	(993)	(6,307)	(29,618)	(8,048)	12,977
Net realized gain (loss) on investments	(68,221)	78,102	222,338	(6,230)	42,374
Net change in unrealized appreciation
(depreciation) on investments	67,980	146,176	512,624	115,302	(16,751)
Net increase (decrease) in net assets
resulting from operations	(1,234)	217,971	705,344	101,024	38,600
Contract transactions
Deposits	312	830	858	583	749
Surrenders and death benefits	(12,019)	(31,580)	(320,146)	(126,250)	(97,249)
Contract maintenance charges	(22)	(145)	(271)	(140)	(181)
Other transfers between sub-accounts,
including fixed interest account	(104,949)	18,155	161,742	(33,231)	(47,081)
Net increase (decrease) in net assets
resulting from contract transactions	(116,678)	(12,740)	(157,817)	(159,038)	(143,762)
Total increase (decrease) in net assets	(117,912)	205,231	547,527	(58,014)	(105,162)
Net assets at December 31, 2020	$144,810	$1,172,744	$2,518,699	$657,421	$1,087,894
Changes from 2021 operations
Net investment income (loss)	(1,516)	(12,869)	(35,392)	(9,740)	(5,310)
Net realized gain on investments	2,744	100,915	470,277	89,845	14,702
Net change in unrealized appreciation (depreciation)
on investments	23,711	188,733	(266,558)	97,403	24,228
Net increase (decrease) in net assets
resulting from operations	24,939	276,779	168,327	177,508	33,620
Contract transactions
Deposits	318	3,935	3,858	3,662	821
Surrenders and death benefits	(14,230)	(167,799)	(268,159)	(67,317)	(77,913)
Contract maintenance charges	(19)	(142)	(238)	(125)	(126)
Other transfers between sub-accounts,
including fixed interest account	(5,723)	(1,014)	(79,123)	(96,058)	(27,810)
Net decrease in net assets
resulting from contract transactions	(19,654)	(165,020)	(343,662)	(159,838)	(105,028)
Total increase (decrease) in net assets	5,285	111,759	(175,335)	17,670	(71,408)
Net assets at December 31, 2021	$150,095	$1,284,503	$2,343,364	$675,091	$1,016,486
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	$630,754	$420,199	$57,978	$216,408
Changes from 2020 operations
Net investment income (loss)	(8,568)	(3,151)	3,465	73
Net realized gain (loss) on investments	105,506	72,776	890	1,826
Net change in unrealized appreciation
(depreciation) on investments	96,007	(11,018)	6,707	22,009
Net increase (decrease) in net assets
resulting from operations	192,945	58,607	11,062	23,908
Contract transactions
Deposits	—	—	—	696
Surrenders and death benefits	(204,558)	(115,577)	(30,318)	(38,807)
Contract maintenance charges	(94)	(18)	(13)	(55)
Other transfers between sub-accounts,
including fixed interest account	(13,038)	(5,929)	86,208	45,647
Net increase (decrease) in net assets
resulting from contract transactions	(217,690)	(121,524)	55,877	7,481
Total increase (decrease) in net assets	(24,745)	(62,917)	66,939	31,389
Net assets at December 31, 2020	$606,009	$357,282	$124,917	$247,797
Changes from 2021 operations
Net investment income (loss)	(7,565)	(3,933)	3,859	8,114
Net realized gain on investments	161,337	29,515	291	4,709
Net change in unrealized appreciation (depreciation)
on investments	(89,231)	50,198	(1,392)	(3,427)
Net increase (decrease) in net assets
resulting from operations	64,541	75,780	2,758	9,396
Contract transactions
Deposits	—	—	—	432
Surrenders and death benefits	(242,122)	(36,118)	(3,696)	(66,718)
Contract maintenance charges	(96)	(17)	(14)	(27)
Other transfers between sub-accounts,
including fixed interest account	(787)	(99)	2,954	1,400
Net decrease in net assets
resulting from contract transactions	(243,005)	(36,234)	(756)	(64,913)
Total increase (decrease) in net assets	(178,464)	39,546	2,002	(55,517)
Net assets at December 31, 2021	$427,545	$396,828	$126,919	$192,280
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021

1.    Organization
ALAC Separate Account 1 (the Separate Account), is a segregated investment account of Athene Annuity and Life Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company, which are issued out of the Company's general account.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products:  “Visionary” and “Visionary Choice” products.  These products were last issued in 2001 and 2002, respectively. Neither of these products are actively being marketed by the Company. The significant features of these products are summarized below:
Visionary - This contract provides flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Visionary Choice - This contract provides flexible premium payments, death benefits, option of multiple annuitants, withdrawal charge options and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contractholders in the sub-accounts that comprise the Separate Account. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Asset Manager Portfolio	Asset Manager Portfolio
Contrafund Portfolio	Contrafund Portfolio
Equity-Income Portfolio	Equity-Income Portfolio
Growth Portfolio	Growth Portfolio
Index 500 Portfolio	Index 500 Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Portfolio	Government Money Market Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
International Stock Portfolio	International Stock Portfolio
Limited-Term Bond Portfolio	Limited-Term Bond Portfolio
VanEck VIP Trust	VanEck VIP Trust

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021

Subaccount	Mutual Fund
Global Resources Fund Portfolio*	Global Resources Fund Portfolio*
(Continued)
Pioneer Investments	Pioneer Investments
Pioneer Fund VCT Portfolio	Pioneer Fund VCT Portfolio
Pioneer Select Mid Cap Growth VCT	Pioneer Select Mid Cap Growth VCT
Portfolio	Portfolio
Royce Capital Fund	Royce Capital Fund
Micro-Cap Portfolio	Micro-Cap Portfolio
First Eagle Investment Management	First Eagle Investment Management
Overseas Variable Fund	Overseas Variable Fund
Neuberger Berman Advisors Management	Neuberger Berman Advisors Management
Trust	Trust
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Sustainable Equity Portfolio	Sustainable Equity Portfolio
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
High Yield Portfolio	High Yield Portfolio
Real Return Portfolio	Real Return Portfolio
(Concluded)
*The fund name changed in 2021. The fund was formerly known as Global Hard Assets.
2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments are stated at the closing net asset values (NAV) per share on the last trading day of the year. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the average cost method. In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021
observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3 Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2021.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
Other Charges
Amounts are paid to the Company for mortality and expense guarantees at the rate of 1.25% of the current value of the Separate Account on an annual basis. The Separate Account also pays the Company for other expenses, such as contract maintenance fees ($7.50 per contract at the end of each quarter) and asset-based administration fees (0.15% on an annual basis). These charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).

Under these agreements, the Company is responsible for all sales, general, and administrative expenses applicable to the Separate Account.

There is a maturity benefit on the variable annuity contracts. If the account value is lower than the guaranteed minimum maturity benefit, the general account funds an increase to the separate account which is recorded as a negative charge in the general account.

Withdrawal Charge
A withdrawal charge is imposed in the event of full or partial withdrawal. The policyowner had two withdrawal charge options to choose from at the time the contract was purchased. The first option was the date of issue withdrawal charge option where the withdrawal charge is 7% in the first six complete contract years, decreasing to 6% in the seventh complete contract year, and then declining by 2% in each subsequent contract year, until it is zero in contract year ten. The second option was the date of premium payment withdrawal charge option where the withdrawal charge is calculated from the date of a premium payment. The date of premium payment withdrawal charge

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021
is 7% in the first premium payment year, decreasing by 1% in each subsequent premium payment year, until it is zero in premium payment year eight. During 2021, funds that included a date of issue withdrawal charge option are outside of the withdrawal charge period, while there are still some funds within the charge period that include the date of premium payment withdrawal charge option.

Transfer Charge
A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer from and among sub-accounts in any one contract year. These charges are included within contract maintenance charges in the Statements of Changes in Net Assets.

4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2021:

	Cost of	Proceeds
	Purchases	from Sales

The Alger Funds Mid Cap Growth Portfolio	$847,883	$685,499
The Alger Funds Small Cap Growth Portfolio	392,390	337,799
Fidelity Variable Insurance Products Asset Manager Portfolio	10,524	137,834
Fidelity Variable Insurance Products Contrafund Portfolio	621,823	1,015,133
Fidelity Variable Insurance Products Equity-Income Portfolio	351,782	241,942
Fidelity Variable Insurance Products Growth Portfolio	821,527	1,287,835
Fidelity Variable Insurance Products Index 500 Portfolio	123,248	1,103,925
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio	58,786	65,566
Fidelity Variable Insurance Products
Government Money Market Portfolio	1,265,067	1,404,827
T. Rowe Price Equity Series, Inc. International Stock Portfolio	118,064	221,208
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	7,703	43,038
VanEck VIP Trust Global Resources Fund	2,866	24,036
Pioneer Investments Pioneer Fund VCT Portfolio	102,514	187,740
Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio	358,556	384,819
Royce Capital Fund Micro-Cap Portfolio	32,651	172,950
First Eagle Investment Management Overseas Variable Fund	12,937	120,414
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio	47,582	251,243
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio	9,962	42,478
PIMCO Variable Insurance Trust High Yield Portfolio	8,314	5,209
PIMCO Variable Insurance Trust Real Return Portfolio	12,514	69,313

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
	Units	Units
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	4,695	6,314
Redemptions	(11,522)	(13,009)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	4,938	5,987
Redemptions	(10,477)	(12,820)
Fidelity Variable Insurance Products Asset Manager Portfolio
Contract purchases	1,142	2,868
Redemptions	(4,514)	(4,397)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	5,638	6,438
Redemptions	(14,578)	(14,626)
Fidelity Variable Insurance Products Equity-Income Portfolio
Contract purchases	9,890	47,229
Redemptions	(13,134)	(59,616)
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	2,162	2,281
Redemptions	(16,933)	(8,883)
Fidelity Variable Insurance Products Index 500 Portfolio
Contract purchases	5,917	18,236
Redemptions	(18,793)	(25,096)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	20,373	44,780
Redemptions	(21,461)	(59,886)
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	132,456	48,920
Redemptions	(142,718)	(49,582)
T. Rowe Price Equity Series, Inc. International Stock Portfolio
Contract purchases	9,865	118,455
Redemptions	(16,485)	(149,531)
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio
Contract purchases	4,599	22,315
Redemptions	(6,779)	(19,448)
VanEck VIP Global Resources Fund Portfolio
Contract purchases	3,384	10,186
Redemptions	(4,020)	(16,376)
Pioneer Investments Pioneer Fund VCT Portfolio
Contract purchases	2,017	2,480
Redemptions	(4,275)	(2,670)
		(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021

	Year Ended December 31,
	2021	2020
	Units	Units
Pioneer Investments Pioneer Select Mid Cap Growth VCT
Portfolio
Contract purchases	3,884	13,270
Redemptions	(10,335)	(17,040)
Royce Capital Fund Micro-Cap Portfolio
Contract purchases	2,096	3,439
Redemptions	(4,127)	(6,792)
First Eagle Investment Management Overseas Variable Fund
Contract purchases	697	646
Redemptions	(1,940)	(2,730)
Neuberger Berman Advisors Management Trust Mid-Cap
Growth Portfolio
Contract purchases	1,163	1,136
Redemptions	(9,893)	(11,529)
Neuberger Berman Advisors Management Trust Sustainable
Equity Portfolio
Contract purchases	1,162	17,976
Redemptions	(1,944)	(21,418)
PIMCO Variable Insurance Trust High Yield Portfolio
Contract purchases	3,457	7,512
Redemptions	(3,485)	(5,063)
PIMCO Variable Insurance Trust Real Return Portfolio
Contract purchases	1,606	6,494
Redemptions	(4,139)	(6,117)
		(Concluded)

Transfers to are included in contract purchases and transfers from are included in redemptions.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021
6.    Financial Highlights
A summary of units outstanding, unit values and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and the ratios of investment income, expenses to average net assets, and total return for the years then ended were as follows:

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

The Alger Funds
Mid Cap Growth Portfolio
Accumulation units
2021	26,150	$90.724	$2,372,426	—	1.40%	2.76%
2020	32,977	88.286	2,911,397	—	1.40	62.35
2019	39,672	54.380	2,157,378	—	1.40	28.46
2018	46,395	42.334	1,964,079	—	1.40	(8.73)
2017	52,468	46.385	2,433,708	—	1.40	28.00
The Alger Funds
Small Cap Growth Portfolio
Accumulation units
2021	22,333	52.185	1,165,444	—	1.40	(7.36)
2020	27,872	56.329	1,570,003	—	1.40	64.84
2019	34,705	34.173	1,185,973	—	1.40	27.55
2018	40,419	26.793	1,082,931	—	1.40	0.02
2017	46,695	26.786	1,250,762	—	1.40	26.96
Fidelity Variable Insurance Products
Asset Manager Portfolio
Accumulation units
2021	11,400	40.783	464,925	1.56	1.40	8.40
2020	14,772	37.623	555,762	1.49	1.40	13.28
2019	16,301	33.214	541,418	1.74	1.40	16.61
2018	17,497	28.482	498,341	1.53	1.40	(6.67)
2017	21,884	30.516	667,803	1.51	1.40	12.53
Fidelity Variable Insurance Products
Contrafund Portfolio
Accumulation units
2021	43,130	120.513	5,197,720	0.07	1.40	26.07
2020	52,070	95.592	4,977,477	0.25	1.40	28.76
2019	60,258	74.242	4,473,664	0.46	1.40	29.76
2018	67,982	57.215	3,889,623	0.65	1.40	(7.68)
2017	86,449	61.974	5,357,566	0.95	1.40	20.20
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Fidelity Variable Insurance Products
Equity-Income Portfolio
Accumulation units
2021	44,529	$58.323	$2,597,044	1.89%	1.40%	23.17%
2020	47,773	47.353	2,262,178	1.68	1.40	5.21
2019	60,160	45.006	2,707,540	1.99	1.40	25.68
2018	61,575	35.809	2,204,957	2.17	1.40	(9.57)
2017	68,033	39.598	2,693,982	1.71	1.40	11.34
Fidelity Variable Insurance Products
Growth Portfolio
Accumulation units
2021	39,553	93.428	3,695,363	0.00	1.40	21.51
2020	54,324	76.887	4,176,795	0.08	1.40	41.90
2019	60,926	54.185	3,301,252	0.26	1.40	32.46
2018	70,624	40.907	2,889,005	0.24	1.40	(1.56)
2017	79,664	41.554	3,310,340	0.22	1.40	33.27
Fidelity Variable Insurance Products
Index 500 Portfolio
Accumulation units
2021	73,033	89.082	6,505,922	1.23	1.40	26.80
2020	85,909	70.255	6,035,501	1.73	1.40	16.60
2019	92,769	60.252	5,589,520	1.88	1.40	29.53
2018	113,009	46.514	5,256,504	1.77	1.40	(5.82)
2017	129,348	49.389	6,388,314	1.73	1.40	20.04
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio
Accumulation units
2021	23,936	25.816	617,923	2.02	1.40	(1.98)
2020	25,024	26.338	659,081	1.93	1.40	7.88
2019	40,130	24.415	979,758	2.61	1.40	8.15
2018	51,846	22.575	1,170,405	2.19	1.40	(1.91)
2017	63,737	23.015	1,466,892	2.57	1.40	2.78
Fidelity Variable Insurance Products
Government Money Market Portfolio
Accumulation units
2021	62,732	12.393	777,468	0.01	1.40	(1.37)
2020	72,994	12.566	917,227	0.32	1.40	(1.07)
2019	73,656	12.701	935,506	2.00	1.40	0.61
2018	78,376	12.625	989,463	1.63	1.40	0.24
2017	95,131	12.595	1,198,146	0.66	1.40	(0.71)
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

T. Rowe Price Equity Series, Inc.
International Stock Portfolio
Accumulation units
2021	53,758	$27.454	$1,475,891	0.55%	1.40%	(0.08)%
2020	60,378	27.476	1,658,966	0.47	1.40	12.86
2019	91,454	24.345	2,226,402	2.28	1.40	26.00
2018	105,687	19.320	2,041,899	1.30	1.40	(15.40)
2017	111,946	22.836	2,556,447	1.16	1.40	26.12
T. Rowe Price Equity Series, Inc.
Limited-Term Bond Portfolio
Accumulation units
2021	14,022	16.737	234,689	1.34	1.40	(1.25)
2020	16,202	16.951	274,639	1.96	1.40	3.25
2019	13,335	16.417	218,920	2.40	1.40	2.91
2018	14,640	15.953	233,552	1.99	1.40	(0.22)
2017	17,930	15.987	286,654	1.46	1.40	(0.34)
VanEck VIP
Global Resources Fund Portfolio
Accumulation units
2021	4,837	31.031	150,095	0.43	1.40	17.28
2020	5,473	26.459	144,810	0.77	1.40	17.46
2019	11,663	22.526	262,722	0.00	1.40	10.32
2018	12,832	20.418	262,003	0.00	1.40	(29.28)
2017	9,876	28.870	285,122	0.00	1.40	(3.05)
Pioneer Investments
Pioneer Fund VCT Portfolio
Accumulation units
2021	14,822	86.662	1,284,503	0.32	1.40	26.21
2020	17,080	68.662	1,172,744	0.77	1.40	22.56
2019	17,270	56.023	967,513	0.99	1.40	29.52
2018	21,955	43.255	949,672	1.11	1.40	(2.88)
2017	25,388	44.539	1,130,754	1.18	1.40	20.04
Pioneer Investments
Pioneer Select Mid Cap Growth VCT Portfolio
Accumulation units
2021	44,333	52.858	2,343,364	—	1.40	6.57
2020	50,784	49.596	2,518,699	—	1.40	37.24
2019	54,554	36.132	1,971,172	—	1.40	31.24
2018	65,707	27.531	1,808,994	—	1.40	(7.78)
2017	73,679	29.854	2,199,649	0.08	1.40	28.24
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Royce Capital Fund
Micro-Cap Portfolio
Accumulation units
2021	8,178	$82.550	$675,091	—%	1.40%	28.18%
2020	10,209	64.396	657,421	—	1.40	22.08
2019	13,562	52.753	715,435	—	1.40	17.90
2018	14,838	44.743	663,897	—	1.40	(10.31)
2017	17,076	49.887	851,862	0.64	1.40	3.73
First Eagle Investment Management
Overseas Variable Fund
Accumulation units
2021	12,149	83.668	1,016,486	0.89	1.40	3.00
2020	13,392	81.235	1,087,894	2.67	1.40	5.37
2019	15,476	77.091	1,193,056	0.28	1.40	15.76
2018	22,917	66.599	1,526,260	2.09	1.40	(11.79)
2017	25,593	75.505	1,932,405	0.95	1.40	13.00
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio
Accumulation units
2021	15,066	28.378	427,545	—	1.40	11.43
2020	23,796	25.467	606,009	—	1.40	38.04
2019	34,189	18.449	630,754	—	1.40	30.91
2018	36,978	14.093	521,118	—	1.40	(7.71)
2017	41,365	15.269	631,622	—	1.40	23.56
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio
Accumulation units
2021	8,118	48.882	396,828	0.38	1.40	21.77
2020	8,900	40.144	357,282	0.55	1.40	17.90
2019	12,342	34.046	420,199	0.40	1.40	24.14
2018	13,765	27.424	377,498	0.45	1.40	(7.04)
2017	16,661	29.501	491,524	0.51	1.40	16.80
PIMCO Variable Insurance Trust
High Yield Portfolio
Accumulation units
2021	4,718	26.901	126,919	4.45	1.40	2.20
2020	4,746	26.320	124,917	4.77	1.40	4.27
2019	2,297	25.241	57,978	4.97	1.40	13.14
2018	2,836	22.309	63,269	5.10	1.40	(3.99)
2017	3,331	23.240	77,413	4.90	1.40	5.14
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2021

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

PIMCO Variable Insurance Trust
Real Return Portfolio
Accumulation units
2021	7,407	$25.959	$192,280	4.96%	1.40%	4.13%
2020	9,940	24.929	247,797	1.43	1.40	10.16
2019	9,563	22.630	216,408	1.67	1.40	6.94
2018	9,908	21.163	209,683	2.49	1.40	(3.56)
2017	10,560	21.943	231,720	2.38	1.40	2.22
						(Concluded)

(1)    These percentages represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These percentages represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense guarantees and the asset-based administration fees. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These percentages represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2022, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2021 that require disclosure or adjustment to the financial statements at that date or for the period ended.